Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at June 30, 2021:

	June 30, 2021	December 31, 2020

Assets
Current assets:
Cash and cash equivalents	$3,845	$10,481
Accounts receivable, net	-	94,195
Inventory	-	240,158
Prepaid expenses and other current assets	-	-
Total current assets	3,845	344,834
Property and equipment, net	-	-
Total assets	$3,845	$344,834

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$29,164	$217,558
Accrued expenses and other current liabilities	43,473	113,576
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,133,652	1,133,652
Notes payable, current	-	150,000
Due to related party	315,666	315,666
Total current liabilities	1,521,955	1,930,452
The following table presents the operations of entities that are VIEs and consolidated by the Company at June 30, 2021:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Revenues, net	$92,945	$1,051,945	$307,339	$1,274,477
Cost of revenues	9,530	789,000	93,685	994,923
Gross profit	83,415	262,945	213,654	279,554

Operating expenses:
Selling, general and administrative	4,320	136,648	104,741	203,562
Operating income	79,095	126,297	108,913	75,992

Other (expense) income:
Interest expense	(34,010)	(21,331)	(7,760)	(56,956)
Total other (expense) income	(34,010)	(21,331)	(7,760)	(56,956)
Loss before income taxes	45,085	104,966	101,153	19,036
Income tax expense	-	-	-	-
Net income	$45,085	$104,966	$101,153	$19,036

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at December 31, 2020:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$10,481	$6,234
Accounts receivable, net	94,195	21,697
Inventory	240,158	51,090
Prepaid expenses and other current assets	-	379,561
Total current assets	344,834	458,582
Property and equipment, net	-	32,661
Total assets	$344,834	$491,243

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$217,558	$337,648
Accrued expenses and other current liabilities	113,576	-
Line of credit	1,133,652	-
Notes payable, current	150,000	-
Due to related party	315,666	315,666
Total current liabilities	1,930,452	653,314

The following table presents the operations of entities that are VIEs and consolidated by the Company at December 31, 2020:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$1,571,017	$352,523
Cost of revenues	2,092,167	204,943
Gross profit	(521,150)	147,580

Operating expenses:
Selling, general and administrative	413,217	450,693
Operating income	(934,367)	(303,113)

Other (expense) income:
Interest expense	(174,396)	-
Total other (expense) income	(174,396)	-
Loss before income taxes	(47,578)	(303,113)
Income tax expense	-	-
Net (loss) income	$(1,108,763)	$(303,113)